Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 2 - Equipment

Equipment consists of the following:

	March 31,	December 31,
	2015	2014
Test vehicles	$124,687	$124,687
Other	5,000	--
	129,687	124,687
Less: accumulated depreciation	(12,635)	(6,234)
	$117,052	$118,453

Depreciation expense for the quarter ended March 31, 2015 and 2014, respectively, was $6,401 and zero.

Equipment consists of the following:

	December 31,
	2014	2013
Test vehicles	$124,687	$--
Less: accumulated depreciation	(6,234)	--
	$118,453	$--

Depreciation expense for the year ended December 31, 2014, was $6,234.